Investment in associated companies (Tables)	6 Months Ended
Jun. 30, 2023
Equity Method Investments and Joint Ventures [Abstract]
Schedule of investment in associated companies
As at June 30, 2023 and December 31, 2022, the carrying values of our investments in associated companies were as follows:

(In $ millions)	As at June 30, 2023	As at December 31, 2022
Sonadrill	59	49
Gulfdrill	8	4
Paratus Energy Services	—	31
Total investment in associated companies	67	84